Finance Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Finance Lease Liabilities [Abstract]
Schedule of finance lease liabilities
	As at June 30, 2021	As at December 31, 2020
Current portion	$790,704	$632,105
Non-current portion	825,841	1,023,366
Finance lease liabilities	$1,616,545	$1,655,471

Schedule of minimum lease payments under finance lease agreements
	As at June 30, 2021	As at December 31, 2020
Within 1 year	$320,700	$701,796
After 1 year but within 5 years	1,440,400	1,074,047
Less: Finance charges	(144,555)	(120,372)
Present value of finance lease liabilities, net	$1,616,545	$1,655,471

Schedule of leased assets under a finance lease
	As at June 30, 2021	As at December 31, 2020
Cost	$3,370,741	$8,459,215
Less: Accumulated depreciation	(1,029,460)	(4,226,875)
Net book value	$2,341,282	$4,232,340